Supplement to the

Fidelity® Blue Chip Growth Fund Class F (FBCFX), Fidelity Series Small Cap Opportunities Fund Class F (FSOFX),
Fidelity Small Cap Growth Fund Class F (FCPFX), and Fidelity Small Cap Value Fund Class F (FSVFX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

Patrick Venanzi has replaced Lionel Harris as the portfolio manager of Fidelity Small Cap Growth Fund. All references to Mr. Harris are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 38.

Patrick Venanzi is the portfolio manager of Fidelity Small Cap Growth Fund and receives compensation for his services. As of November 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Small Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell 2000 Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Small Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

F-COM7B-12-01  January 11, 2012
1.907260.103

The following table provides information relating to other accounts managed by Mr. Venanzi as of November 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 2,319	none	$ 6
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,319	none	none

* Includes Fidelity Small Cap Growth Fund ($1,650 (in millions) assets managed).

As of November 30, 2011, the dollar range of shares of Fidelity Small Cap Growth Fund beneficially owned by Mr. Venanzi was $100,001 - $500,000.

Supplement to the

Fidelity® Small Cap Growth Fund (FCPGX) and Fidelity Small Cap Value Fund (FCPVX)

Fidelity Small Cap Growth Fund is a Class of shares of Fidelity Small Cap Growth Fund and Fidelity Small Cap Value Fund is a Class of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

Patrick Venanzi has replaced Lionel Harris as the portfolio manager of Fidelity Small Cap Growth Fund. All references to Lionel Harris are no longer applicable.

The following information supplements similar information found in the "Management Contracts"section beginning on page 37.

Patrick Venanzi is the portfolio manager of Fidelity Small Cap Growth Fund and receives compensation for his services. As of November 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Small Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell 2000® Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Small Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SCP/SCVB-12-01  January 11, 2012
1.811502.109

The following table provides information relating to other accounts managed by Mr. Venanzi as of November 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 2,319	none	$ 6
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,319	none	none

* Includes Fidelity Small Cap Growth Fund ($1,650 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2011, the dollar range of shares of Fidelity Small Cap Growth Fund beneficially owned by Mr. Venanzi was $100,001-$500,000.

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Small Cap Growth Fund	FCAGX	FCTGX	FCBGX	FCCGX	FCIGX
Fidelity Advisor Small Cap Value Fund	FCVAX	FCVTX	FCVBX	FCVCX	FCVIX

Fidelity Advisor Small Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class
are Classes of shares of Fidelity® Small Cap Growth Fund and
Fidelity Advisor Small Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class
are Classes of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

Patrick Venanzi has replaced Lionel Harris as the portfolio manager of Fidelity Small Cap Growth Fund. All references to Lionel Harris are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 37.

Patrick Venanzi is the portfolio manager of Fidelity Small Cap Growth Fund and receives compensation for his services. As of November 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Small Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell 2000® Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar®Small Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ASCP/ASCVB-12-01  January 11, 2012
1.811503.108

The following table provides information relating to other accounts managed by Mr. Venanzi as of November 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 2,319	none	$ 6
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,319	none	none

* Includes Fidelity Small Cap Growth Fund ($1,650 (in millions) assets managed).

As of November 30, 2011, the dollar range of shares of Fidelity Small Cap Growth Fund beneficially owned by Mr. Venanzi was $100,001-$500,000.